Application of New and Amendments to International Financial Reporting Standards ("IFRSs") and Interpretation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of detailed information about lessee operating lease using incremental borrowing rate

At January 1, 2019
RMB
Operating lease commitments disclosed as of December 31, 2018	65,805
Less: Recognition exemption—short-term leases	(684)
Recognition exemption— low-value assets	(85)
Variable lease payments not depending on an index or a rate	(12,265)
Reassessment on definition of a lease and change in allocation basis between lease and non-lease components	(2,852)

49,919
Less: Total future interest expenses	(4,271)

Lease liabilities relating to operating leases recognized upon application of IFRS 16	45,648
Add: Finance lease obligations recognized as of December 31, 2018	216

Lease liabilities as of January 1, 2019	45,864

Analyzed as
Current	10,260
Non-current	35,604

Carrying amount of right of assets
The carrying amount of
right-of-use
assets as of January 1, 2019 comprises the following:

	Note		Right-of-use assets
			RMB
Right-of-use assets relating to operating leases recognized upon application of IFRS 16			43,956
Reclassified from lease prepayments	(a	)	21,568

			65,524

Summary of Impact of Implementation of IFRS 15 on Consolidated Statement of Financial Position
The following adjustments were made to the amounts recognized in the consolidated statement of financial position at January 1, 2019. Line items that were not affected by the changes have not been included.

			Carrying amounts previously reported at		Carrying amounts under IFRS 16 at
	Note		December 31, 2018	Adjustments	January 1, 2019
			RMB	RMB	RMB
Non-current assets
Right-of-use assets			—	65,524	65,524
Lease prepayments	(a	)	21,568	(21,568)	—
Interests in associates			38,051	(263)	37,788
Deferred tax assets			6,544	676	7,220
Other assets			4,840	(746)	4,094
Current assets
Prepayments and other current assets			23,619	(518)	23,101
Current liabilities
Accounts payable			107,887	(100)	107,787
Current portion of lease liabilities			—	10,260	10,260
Current portion of finance lease obligations			101	(101)	—
Non-current liabilities
Lease liabilities			—	35,604	35,604
Finance lease obligations			115	(115)	—
Equity
Total equity attributable to equity holders of the Company			343,069	(2,440)	340,629
Non-controlling interests			1,030	(3)	1,027